Property and Equipment (Notes)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment

(In millions)	March 31, 2017	December 31, 2016
Land and land improvements	$3,584	$3,584
Buildings and leasehold improvements	4,164	4,149
Furniture, fixtures, and equipment	1,354	1,346
Construction in progress	97	55
Total property and equipment	9,199	9,134
Less: accumulated depreciation	(1,770)	(1,688)
Total property and equipment, net	$7,429	$7,446

Depreciation Expense and Capitalized Interest

	Three Months Ended March 31,
(In millions)	2017	2016
Depreciation expense (1)	$87	$96
Capitalized interest	1	—
____________________

(1)
Depreciation expense in the first quarter of 2017 includes $5 million in accelerated depreciation primarily related to renovations at Planet Hollywood Resort & Casino compared with $20 million in 2016 that was accelerated due to asset removal and replacement in connection with property renovations primarily at Harrah’s Las Vegas and Flamingo Las Vegas.

Property and Equipment
We have significant capital invested in our long-lived assets, and judgments are made in determining their estimated useful lives and salvage values and if or when an asset (or asset group) has been impaired. The accuracy of these estimates affects the amount of depreciation and amortization expense recognized in our financial results and whether we have a gain or loss on the disposal of an asset. We assign lives to our assets based on our standard policy, which is established by management as representative of the useful life of each category of asset.
We review the carrying value of our long-lived assets whenever events and circumstances indicate that the carrying value of an asset may not be recoverable from the estimated future cash flows expected to result from its use and eventual disposition. As necessary, we typically estimate the fair value of assets starting with a “Replacement Cost New” approach and then deduct appropriate amounts for both functional and economic obsolescence to arrive at the fair value estimates. Other factors considered by management in performing this assessment may include current operating results, trends, prospects, and third-party appraisals, as well as the effect of demand, competition, and other economic, legal, and regulatory factors. In estimating expected future cash flows for determining whether an asset is impaired, assets are grouped at the lowest level of identifiable cash flows, which, for most of our assets, is the individual property. These analyses are sensitive to management assumptions and the estimates of the obsolescence factors. Changes in these assumptions and estimates could have a material impact on the analyses and the consolidated financial statements.
Additions to property and equipment are stated at cost. We capitalize the costs of improvements that extend the life of the asset. We expense maintenance and repair costs as incurred. Gains or losses on the dispositions of property and equipment are recognized in the period of disposal. Interest expense is capitalized on internally constructed assets at the applicable weighted-average borrowing rates of interest. Capitalization of interest ceases when the project is substantially complete or construction activity is suspended for more than a brief period of time. Interest capitalized was $2 million, $12 million, and $45 million, for the years ended December 31, 2016, 2015, and 2014, respectively.
Useful Lives

Land improvements			12	years
Buildings	20	to	40	years
Building and leasehold improvements	5	to	20	years
Furniture, fixtures, and equipment	2.5	to	20	years

Property and Equipment, Net

	As of December 31,
(In millions)	2016	2015
Land and land improvements	$3,584	$3,584
Buildings and leasehold improvements	4,149	4,128
Furniture, fixtures, and equipment	1,346	1,307
Construction in progress	55	59
Total property and equipment	9,134	9,078
Less: accumulated depreciation	(1,688)	(1,494)
Total property and equipment, net	$7,446	$7,584

Depreciation Expense

	Years Ended December 31,
(In millions)	2016	2015	2014
Depreciation expense	$369	$301	$538

Depreciation is calculated using the straight-line method over the shorter of the estimated useful life of the asset or the related lease.
Tangible Asset Impairments

	Years Ended December 31,
(In millions)	2016	2015	2014
Continuing operations	$—	$1	$60

In 2014, due to a decline in recent performance and downward adjustments to expectations of future performance, we performed an impairment assessment for certain of our properties resulting in an impairment charge primarily related to a property in Reno, Nevada.